Unaudited Condensed Consolidated Statement of Changes in Stockholders’ Equity - USD ($)		Class A Common Stock Ambulnz, Inc.	Class A Common Stock	Class B Common Stock Ambulnz, Inc.	Class B Common Stock	Series A Preferred Stock Ambulnz, Inc.	Additional Paid-In Capital Ambulnz, Inc.	Additional Paid-In Capital	Accumulated Deficit Ambulnz, Inc.	Accumulated Deficit	Accumulated Other Comprehensive Income Ambulnz, Inc.	Noncontrolling Interests Ambulnz, Inc.	Ambulnz, Inc.	Total
Balance at Dec. 31, 2018							$ 91,899,612		$ (52,730,487)		$ 1,395	$ 1,416,467	$ 40,586,987
Balance (in Shares) at Dec. 31, 2018		36,423		60,336
Balance at Dec. 31, 2019							141,659,780		(72,940,528)		(244,884)	10,888,466	79,362,834
Balance (in Shares) at Dec. 31, 2019		35,497		55,008		28,055
Issuance of preferred stock and warrant, net of costs to raise capital of $1,092,499							49,035,701						49,035,701
Issuance of preferred stock and warrant, net of costs to raise capital of $1,092,499 (in Shares)						16,709
Noncontrolling interest contribution												10,500,000	10,500,000
Stock based compensation							457,467						457,467
Common stock converted to preferred stock
Common stock converted to preferred stock (in Shares)		(926)		(5,328)		11,257
Shares issued for services							267,000						267,000
Shares issued for services (in Shares)						89
Foreign currency translation											(246,279)		(246,279)
Net income attributable to Noncontrolling interests												(1,028,001)	(1,028,001)
Net income (loss)									(20,210,041)				(20,210,041)
Balance at Mar. 31, 2020							141,831,548		(78,362,646)		21,169	11,773,427	75,263,498
Balance (in Shares) at Mar. 31, 2020		35,497		55,008		28,055
Noncontrolling interest contribution												1,500,002	1,500,002
Stock based compensation							171,768						171,768
Foreign currency translation											266,053		266,053
Net income attributable to Noncontrolling interests												(615,041)	(615,041)
Net income (loss)									(5,422,118)				(5,422,118)
Balance at Dec. 31, 2019							141,659,780		(72,940,528)		(244,884)	10,888,466	79,362,834
Balance (in Shares) at Dec. 31, 2019		35,497		55,008		28,055
Balance at Dec. 31, 2020			$ 172		$ 288		142,346,852	$ 9,223,081	(87,300,472)	$ (4,223,533)	(48,539)	11,949,200	66,947,041	$ 5,000,008
Balance (in Shares) at Dec. 31, 2020		35,497	1,715,792	55,008	2,875,000	28,055
Noncontrolling interest contribution												1,500,002	1,500,002
Stock based compensation							687,072						687,072
Shares issued for services
Foreign currency translation											196,345		196,345
Net income attributable to Noncontrolling interests												(439,268)	(439,268)
Net income (loss)									(14,359,944)				(14,359,944)
Balance at Mar. 31, 2020							141,831,548		(78,362,646)		21,169	11,773,427	75,263,498
Balance (in Shares) at Mar. 31, 2020		35,497		55,008		28,055
Balance at Jun. 30, 2020							142,003,316		(80,409,946)		(62,755)	12,106,640	73,637,255
Balance (in Shares) at Jun. 30, 2020		35,497		55,008		28,055
Stock based compensation							171,768						171,768
Foreign currency translation											(83,924)		(83,924)
Net income attributable to Noncontrolling interests												333,213	333,213
Net income (loss)									(2,047,300)				(2,047,300)
Balance at Aug. 10, 2020
Balance (in Shares) at Aug. 10, 2020
Balance at Dec. 31, 2020			$ 172		$ 288		142,346,852	9,223,081	(87,300,472)	(4,223,533)	(48,539)	11,949,200	66,947,041	5,000,008
Balance (in Shares) at Dec. 31, 2020		35,497	1,715,792	55,008	2,875,000	28,055
Issuance of Class B common shares to Sponsor	[1]				$ 331			24,669						25,000
Issuance of Class B common shares to Sponsor (in Shares)	[1]				3,306,250
Sale of 11,500,000 Class A shares, net of underwriting discount, offering expenses, and fair value of public warrants			$ 1,150					105,291,471						105,292,621
Sale of 11,500,000 Class A shares, net of underwriting discount, offering expenses, and fair value of public warrants (in Shares)			11,500,000
Excess cash received over fair value of private placement warrants								1,748,000						1,748,000
Forfeiture of Class B common stock	[2]				$ (43)			43
Forfeiture of Class B common stock (in Shares)	[2]				(431,250)
Class A common shares subject to possible redemption			$ (978)					(97,841,102)						(97,842,080)
Class A common shares subject to possible redemption (in Shares)			(9,784,208)
Net income (loss)										(4,223,533)				(4,223,533)
Balance at Mar. 31, 2021			$ 152		$ 288		142,738,386	7,233,231	(88,978,836)	(2,233,665)	(40,541)	11,961,593	65,680,602	5,000,006
Balance (in Shares) at Mar. 31, 2021		35,497	1,516,805	55,008	2,875,000	28,321
Class A common shares subject to possible redemption			$ (20)					(1,989,850)						(1,989,870)
Class A common shares subject to possible redemption (in Shares)			(198,987)
Noncontrolling interest contribution												333,025	333,025
Stock based compensation							391,534						391,534
Shares issued for services
Shares issued for services (in Shares)						266
Foreign currency translation											7,998		7,998
Net income attributable to Noncontrolling interests												(320,632)	(320,632)
Net income (loss)									(1,678,364)	1,989,868			(1,678,364)	1,989,868
Balance at Dec. 31, 2020			$ 172		$ 288		142,346,852	9,223,081	(87,300,472)	(4,223,533)	(48,539)	11,949,200	66,947,041	5,000,008
Balance (in Shares) at Dec. 31, 2020		35,497	1,715,792	55,008	2,875,000	28,055
Balance at Jun. 30, 2021			$ 182		$ 288		143,108,386	10,275,771	(90,625,052)	(5,276,232)	54,114	13,709,816	66,247,264	5,000,009
Balance (in Shares) at Jun. 30, 2021		35,497	1,821,062	55,008	2,875,000	28,321
Balance at Mar. 31, 2021			$ 152		$ 288		142,738,386	7,233,231	(88,978,836)	(2,233,665)	(40,541)	11,961,593	65,680,602	5,000,006
Balance (in Shares) at Mar. 31, 2021		35,497	1,516,805	55,008	2,875,000	28,321
Balance at Jun. 30, 2021			$ 182		$ 288		143,108,386	10,275,771	(90,625,052)	(5,276,232)	54,114	13,709,816	66,247,264	5,000,009
Balance (in Shares) at Jun. 30, 2021		35,497	1,821,062	55,008	2,875,000	28,321
Class A common shares subject to possible redemption			$ 30					$ 3,042,540						3,042,570
Class A common shares subject to possible redemption (in Shares)			304,257
Stock based compensation							370,000						370,000
Foreign currency translation											94,655		94,655
Net income attributable to Noncontrolling interests												1,748,223	1,748,223
Net income (loss)									$ (1,646,216)	$ (3,042,567)			$ (1,646,216)	$ (3,042,567)

[1]	On October 14, 2020, the Sponsor effected a surrender of 431,250 Class B common shares to the Company for no consideration, resulting in a decrease in the total number of Class B common shares then outstanding from 3,737,500 to 3,306,250 (see Note 5).
[2]	Effective November 16, 2020, the Sponsor forfeited 431,250 Class B common shares as a result of the underwriter waiving its over-allotment option (see Note 4).